UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and Address of issuer:

        AllianceBernstein Balanced Shares, Inc.
        1345 Avenue of the Americas
        New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.      Investment Company Act File Number:        811-00134

        Securities Act File Number:                2-10988


4(a).   Last day of fiscal year for which this Form is filed: November 30, 2007


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). [_] (See Instruction A.2)


4(c).   Check box if this is the last time the issuer  will be filing this Form.
        [_]

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold
                during  the  fiscal  year  pursuant  to
                section 24(f):                                     $330,700,639
                                                                   ------------

        (ii)    Aggregate price of securities  Redeemed
                or repurchased during the fiscal year:             $477,210,643
                                                                   ------------

        (iii)   Aggregate price of securities  Redeemed
                or repurchased  during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not  previously  used to
                reduce registration fees payable to the
                Commission:                                        $127,129,675
                                                                   ------------

        (iv)    Total available redemption credits [add
                Items 5(ii) and 5(iii)]:                           $604,340,318
                                                                   ------------

        (v)     Net  sales  - if Item  5(i) is  greater
                than Item  5(iv)  [subtract  Item 5(iv)
                from Item 5(i)]:                                   $        -0-
                                                                   ------------

        (vi)    Redemption credits available for use in
                future  years  - if  Item  5(i) is less
                than   Item   5(iv)    [subtract   Item
                5(iv)from Item 5(i)]:                              $273,639,679
                                                                   ------------

        (vii)   Multiplier for determining Registration
                fee (See Instruction C.9):                         x 0.00003930
                                                                   ------------

        (viii)  Registration  fee  due  [multiply  Item
                5(v)by  Item  5(vii)]  (enter "0" if no
                fee is due):                                    =  $        -0-
                                                                   ------------

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1998, then report the amount of securities (number of shares or other units) deducted here: Not Applicable
               --------------

        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not Applicable
                                                                 ---------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $-0-
                                                             ----

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $-0-
                                    -----

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [_]  Wire Transfer
        [_]  Mail or other means

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Stephen J. Laffey
                                    ----------------------
                                    Stephen J. Laffey
                                    Assistant Secretary

Date  February 19, 2008


*Please print the name and title of the signing officer below the signature.



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